Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles (our special lines products). The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 35,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online, by phone, or on mobile devices. We operate our personal auto businesses throughout the United States. In 2017, we ceased writing and servicing personal auto physical damage and auto property damage liability insurance in Australia.
Our Commercial Lines segment writes primary liability and physical damage insurance for automobiles and trucks owned and/or operated predominantly by small businesses in the business auto, for-hire transportation, contractor, for-hire specialty, tow, and for-hire livery markets. This segment operates throughout the United States and is distributed through both the independent agency and direct channels.
Our Property segment writes residential property insurance for homeowners, other property owners, and renters primarily through the independent agency channel in 41 states and the District of Columbia as of December 31, 2017. Our Property business primarily consists of the operations of ASI and other insurance subsidiaries. ASI also acts as a participant in the “Write Your Own” program for the National Flood Insurance Program and, as such, writes flood insurance in 43 states and the District of Columbia.
Our other indemnity businesses manage our run-off businesses.
Our service businesses provide insurance-related services, including processing CAIP business, and serving as an agent for homeowners, general liability, and workers’ compensation insurance, among other products, through our programs with ASI and unaffiliated insurance companies.
All segment revenues are generated from external customers and we do not have a reliance on any major customer. All intercompany transactions, including those between Progressive and ASI, are eliminated in consolidation.
We evaluate profitability based on pretax underwriting profit (loss) for the Personal Lines, Commercial Lines, and Property segments and for the other indemnity businesses. Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues, less: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; and (iii) other underwriting expenses. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.

Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation expense by segment, and such allocation would be impractical. Companywide depreciation expense was $169.9 million in 2017, $137.4 million in 2016, and $103.7 million in 2015. The accounting policies of the operating segments are the same as those described in Note 1 – Reporting and Accounting Policies.

Following are the operating results for the years ended December 31:

	2017		2016		2015
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$11,177.6	$839.6	$9,791.7	$492.8	$9,108.6	$713.2
Direct	10,769.6	683.7	9,396.5	412.2	8,185.9	403.4
Total Personal Lines[1]	21,947.2	1,523.3	19,188.2	905.0	17,294.5	1,116.6
Commercial Lines	2,793.9	214.1	2,421.3	155.2	1,995.9	318.3
Property[2]	988.8	(50.3)	864.5	32.5	609.1	61.3
Other indemnity[3]	0	(0.2)	0	(1.6)	(0.4)	(1.0)
Total underwriting operations	25,729.9	1,686.9	22,474.0	1,091.1	19,899.1	1,495.2
Fees and other revenues[4]	370.6	NA	332.5	NA	302.0	NA
Service businesses	126.8	17.3	103.3	11.3	86.3	8.8
Investments[5]	612.7	588.8	530.0	507.6	567.3	544.5
Other gains (losses)	(1.0)	(1.0)	1.6	1.6	(0.9)	(0.9)
Interest expense	NA	(153.1)	NA	(140.9)	NA	(136.0)
Consolidated total	$26,839.0	$2,138.9	$23,441.4	$1,470.7	$20,853.8	$1,911.6
NA = Not Applicable
[1] Personal auto insurance accounted for 93% of the total Personal Lines segment net premiums earned in 2017, compared to 92% in 2016 and 2015; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
2 We began reporting our Property business as a segment on April 1, 2015, upon acquisition of a controlling interest in ARX; therefore, the year ended 2015 only includes results for nine months and is not comparable to results reported for 2017 or 2016. During 2017, 2016, and 2015, pretax profit (loss) also includes $66.2 million, $62.1 million, and $46.8 million, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX. Although this expense is included in our Property segment, it is not reported in the consolidated results of ARX and, therefore, will not affect the value of the net income attributable to the noncontrolling interest.
[3] Our professional liability group recognized $0.4 million of reinstatement premiums paid to our reinsurers pursuant to their reinsurance contracts during 2015. This premium reduction was reflected in our companywide total results.
[4] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Our management uses underwriting margin and combined ratio as primary measures of underwriting profitability. Underwriting profitability is calculated by subtracting losses and loss adjustment expenses, policy acquisition costs, and other underwriting expenses from the total of net premiums earned and fees and other revenues. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2017		2016		2015
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.5%	92.5	5.0%	95.0	7.8%	92.2
Direct	6.3	93.7	4.4	95.6	4.9	95.1
Total Personal Lines	6.9	93.1	4.7	95.3	6.5	93.5
Commercial Lines	7.7	92.3	6.4	93.6	15.9	84.1
Property[1]	(5.1)	105.1	3.8	96.2	10.1	89.9
Total underwriting operations	6.6	93.4	4.9	95.1	7.5	92.5
1 We began reporting our Property business as a segment on April 1, 2015, when we acquired a controlling interest in ARX; therefore, the year ended 2015 only includes results for nine months and is not comparable to results reported for 2017 or 2016. Included in 2017, 2016, and 2015 is 6.7 points, 7.2 points, and 7.7 points, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX.